Customer and Supplier Concentration (Details) - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Customer and Supplier Concentration (Textual)
Description of the risk factors	Significant customers and suppliers are those that account for greater than 10% of the Company's revenues and purchases.
Third-party supplier 1 [Member] | Purchased [Member]
Customer and Supplier Concentration (Textual)
Concentration risk, percentage	12.70%	14.40%
Third-party supplier 2 [Member] | Purchased [Member]
Customer and Supplier Concentration (Textual)
Concentration risk, percentage	11.70%
Vendor 1 [Member] | Purchased [Member]
Customer and Supplier Concentration (Textual)
Concentration due amount	$ 384,547	$ 929,393
Vendor 2 [Member] | Purchased [Member]
Customer and Supplier Concentration (Textual)
Concentration due amount	$ 129,984
Revenues [Member] | Customer [Member]
Customer and Supplier Concentration (Textual)
Concentration risk, percentage	10.00%	10.00%
Accounts Receivable [Member] | Customer [Member]
Customer and Supplier Concentration (Textual)
Concentration risk, percentage	10.00%	10.00%